Atlin Mineral Exploration Corp.
1005-289 Drake Street
Vancouver, British Columbia.
Canada, V6B 5Z5

Tel: (604) 732-1304
Fax: (604) 732-1304

January 24, 2006

VIA Courier & EDGAR

US Securities and Exchange Commission
SEC Office of Small Business
100 F Street, NE
Washington, DC 20549
USA

Re: Atlin Mineral Exploration Corp. (the “Company”) - Form SB-2 Enclosed

The Company is submitting the enclosed Form SB-2 registration statement for review. Please find either the enclosed EDGAR filing for the electronic version or three hard copies for the physical version.

We look forward to working with you on the SB-2 review process. If you have any questions please don't hesitate to contact our securities attorney Joseph I. Emas at telephone 305 531-1174.

Yours truly,

Atlin Mineral Exploration Corp.

Per:

/s/ Nadwynn Sing

Nadwynn Sing
President

Encls.